Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investment Company [Abstract]
Summary of Long Term Investments

	Equity investments measured under measurement alternative	Equity Method	Investment accounted for at fair value	Equity investments measured under NAV practical expedient	Total
	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2023	33,695	41,749	808	1,053	77,305
Share of earnings/(loss) of an equity method investee	—	417	—	—	417
Fair value change	—	—	—	(257)	(257)
Realized gain/(loss)	—	—	78	—	78
Exchange adjustments	—	—	(12)	31	19
Disposal	—	—	(874)	—	(874)

Balances at December 31, 2023	33,695	42,166	—	827	76,688

Balances at January 1, 2024	33,695	42,166	—	827	76,688
Share of earnings/(loss) of an equity method investee	—	1,535	—	—	1,535
Fair value change	—	—	—	62	62
Exchange adjustments	—	—	—	(153)	(153)
Distribution from and capital reduction of equity investees	—	(11,416)	—	—	(11,416)

Balances at December 31, 2024	33,695	32,285	—	736	66,716

Balances at January 1, 2025	33,695	32,285	—	736	66,716
Additions	—	16,713	—	—	16,713
Share of loss of equity method investees	—	(40)	—	—	(40)
Fair value change	—	—	—	(37)	(37)
Exchange adjustments	—	93	—	(108)	(15)
Distribution from equity investees	—	(1,408)	—	—	(1,408)
Capital reduction of equity investees	(12,500)	(4,417)	—	—	(16,917)

Balances at December 31, 2025	21,195	43,226	—	591	65,012